Basis of Preparation (Details) - USD ($)		6 Months Ended	12 Months Ended
	Nov. 21, 2023	Jun. 30, 2024	Dec. 31, 2023
Basis of Preparation [Line Items]
Percentage of stake	51.00%	49.00%
Share loss	$ 237,007
Share of other comprehensive loss	$ 43,712
Carrying amount		$ 2,411,469	$ 2,872,623
Bottom of range [member]
Basis of Preparation [Line Items]
Total, cash		5,800,000
Funding partnering		15,500,000
Top of range [member]
Basis of Preparation [Line Items]
Total, cash		7,000,000
Funding partnering		$ 17,500,000
Altamira Medica AG [Member]
Basis of Preparation [Line Items]
Percentage of stake	51.00%
Auris Medical Pty Ltd [Member]
Basis of Preparation [Line Items]
Percentage of stake	100.00%
Altamira Medica Pty Ltd [Member]
Basis of Preparation [Line Items]
Percentage of stake	49.00%	49.00%